Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments
Schedule of fair value of financial assets and liabilities by level

The tables below set forth, by level, our financial assets and liabilities that are recorded at fair value in the accompanying condensed consolidated balance sheets (in thousands):

	Fair Value at December 31, 2013
Description	Level 1	Level 2	Total
Assets
Money market funds(1)	$140,438	$—	$140,438
Derivative financial instruments	$—	$26,420	$26,420
Investments in marketable securities	$—	$80,687	$80,687

	Fair Value at December 31, 2012
Description	Level 1	Level 2	Total
Assets
Money market funds(1)	$145,422	$—	$145,422
Derivative financial instruments	$—	$13,785	$13,785
Investments in marketable securities	$—	$80,341	$80,341

(1)                                 Included in cash and cash equivalents in the consolidated balance sheets along with $91.2 million and $52.3 million of demand deposits at December 31, 2013 and 2012, respectively.